Concentration of Credit Risk - Schedule of Concentration Risk by Risk Factor (Details) (10Q) - USD ($)	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Accounts receivable	$ 1,818,060
Accounts payable	$ 432,129
Sales Revenue, Net [Member]
Concentration risk percentage	65.00%	71.00%
Sales Revenue, Net [Member] | Customer A [Member]
Concentration risk percentage	22.00%	32.00%
Sales Revenue, Net [Member] | Customer B [Member]
Concentration risk percentage	20.00%	15.00%
Sales Revenue, Net [Member] | Customer C [Member]
Concentration risk percentage	12.00%	12.00%
Sales Revenue, Net [Member] | Customer D [Member]
Concentration risk percentage	11.00%	12.00%
Accounts Receivable [Member]
Accounts receivable	$ 1,101,240	$ 975,998
Purchases [Member]
Concentration risk percentage	97.00%	84.00%
Purchases [Member] | Supplier A [Member]
Concentration risk percentage	57.00%	40.00%
Purchases [Member] | Supplier B [Member]
Concentration risk percentage	40.00%	24.00%
Purchases [Member] | Supplier C [Member]
Concentration risk percentage	0.00%	20.00%
Accounts Payable [Member]
Accounts payable	$ 392,378	$ 407,257